Warrants - Series H Warrants - Additional Information (Detail) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	68,911,099	68,911,099		5,447,940
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			13,219,597	5,447,940
Common Stock Warrant Exercise Price	$ 45,600
Series H Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	56,250,000	56,250,000
Common Stock Warrant Exercise Price		$ 49,920.00
Series H Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 49,920	$ 49,920
Common Stock Warrant Exercise Price	$ 0
Note 2016 [Member] | Series H Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	56,250,000	56,250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,346	2,346
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 49,920	$ 49,920
Class Of Warrant Or Right Exercisable Period Description		Each Series H Warrant will be exercisable by the holder beginning six months after the date of issuance and continuing for a period five years thereafter.
Derivative, Description of Terms		Each Series H Warrant will be exercisable initially at a price equal to $49,920.00 per share of common stock, subject to adjustments for certain dilutive events.
Derivative, Term of Contract		5 years
Common Stock Warrant Exercise Price	$ 0